Basis of Preparation of the Half-Year Financial Statements and Accounting Policies - Additional Information (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Hyperinflation expense	€ 16